CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Capital notes [Member]	Unearned compensation [Member]	Accumulated other comprehensive loss [Member]	Foreign currency translation adjustments [Member]	Accumulated deficit [Member]	Treasury stock [Member]	Comprehensive income (loss) [Member]	Noncontrolling interest [Member]	Total
BALANCE at Dec. 31, 2013	$ 192,776	$ 1,084,011	$ 92,549	$ 45,380	$ 3,484	$ (19,610)	$ (1,248,270)	$ (9,072)			$ 141,248
BALANCE, SHARES at Dec. 31, 2013	47,956,000
Establishment of a subsidiary										7,120	7,120
Issuance of shares and warrant	$ 22,563	38,550									61,113
Issuance of shares and warrant, shares	5,470,000
Exercise of options	$ 3,274	44									$ 3,318
Exercise of options, shares	763,000										762,607
Capital notes converted into share capital	$ 16,504	15,341	(31,845)
Capital notes converted into share capital, shares	3,931,000
Employee stock-based compensation				4,637							4,637
Other comprehensive income (loss):
Profit (loss)							4,263		$ 4,263	(5,635)	(1,372)
Foreign currency translation adjustments						(5,740)			(5,740)	(10,903)	(16,643)
Change in employees plan assets and benefit obligations					(3,860)				(3,860)		(3,860)
Comprehensive loss									(5,337)		(5,337)
BALANCE at Dec. 31, 2014	$ 235,117	1,137,946	60,704	50,017	(376)	(25,350)	(1,244,007)	(9,072)		(9,418)	195,561
BALANCE, SHARES at Dec. 31, 2014	58,120,000
Conversion of debentures and exercise of warrants into share capital	$ 79,443	126,989									206,432
Conversion of debentures and exercise of warrants into share capital, shares	20,904,000
Exercise of options	$ 6,261	1,730									$ 7,991
Exercise of options, shares	1,620,000										1,620,056
Capital notes converted into share capital	$ 5,751	6,400	(12,151)
Capital notes converted into share capital, shares	1,500,000
Employee stock-based compensation				8,192							8,192
Stock-based compensation related to the Facility Agreement with the Banks		480									480
Dividend paid to Panasonic										(1,570)	(1,570)
Other comprehensive income (loss):
Profit (loss)							(29,647)		(29,647)	520	(29,127)
Foreign currency translation adjustments						(1,196)			(1,196)	(1,289)	(2,485)
Change in employees plan assets and benefit obligations					176				176		176
Unrealized loss on derivatives					(64)				(64)		(64)
Comprehensive loss									(30,731)		(30,731)
BALANCE at Dec. 31, 2015	$ 326,572	1,273,545	48,553	58,209	(264)	(26,546)	(1,273,654)	(9,072)		(11,757)	385,586
BALANCE, SHARES at Dec. 31, 2015	82,144,000
Issuance of shares and warrant	$ 12,504	27,496									40,000
Issuance of shares and warrant, shares	3,297,000
Conversion of debentures and exercise of warrants into share capital	$ 12,069	10,223									22,292
Conversion of debentures and exercise of warrants into share capital, shares	3,080,000
Exercise of options	$ 14,412	3,192									$ 17,604
Exercise of options, shares	3,650,000										3,649,754
Capital notes converted into share capital	$ 3,500	3,789	(7,289)
Capital notes converted into share capital, shares	900,000
Employee stock-based compensation				9,406							9,406
Stock-based compensation related to the Facility Agreement with the Banks		480									480
Dividend paid to Panasonic										(2,563)	(2,563)
Accumulated amount due to adoption of ASU No. 2016-09, Compensation - Stock Compensation (Topic 718)				1,306			(1,306)
Other comprehensive income (loss):
Profit (loss)							203,924		203,924	5,242	209,166
Foreign currency translation adjustments						(737)			(737)	1,660	923
Change in employees plan assets and benefit obligations					(546)				(546)		(546)
Unrealized loss on derivatives					266				266		266
Comprehensive loss									$ 202,907		202,907
BALANCE at Dec. 31, 2016	$ 369,057	$ 1,318,725	$ 41,264	$ 68,921	$ (544)	$ (27,283)	$ (1,071,036)	$ (9,072)		$ (7,418)	$ 682,614
BALANCE, SHARES at Dec. 31, 2016	93,071,000
OUTSTANDING SHARES, NET OF TREASURY STOCK AS OF DECEMBER 31, 2016 at Dec. 31, 2016	92,985,000